Deferred Income Tax - Schedule of Income Tax Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Consolidated loss before tax	€ (12,697)	€ (4,777)	€ (19,269)
Expected income tax reimbursement	3,120	1,550
Differences arising from different tax rates	146	(839)
Effects of changes in trade tax rates - from temporary differences		16
Effects of changes in trade tax ratess - from loss carry forwards		(2,350)
Tax increases due to non-deductible expenses	(982)	(538)
Changes in unrecognized deferred tax assets - from active temporary differences	188	(1,217)
Changes in unrecognized deferred tax assets - from loss carryforwards	(2,627)	(4,251)
Tax-free income (badwill)		4,807
Other effects	(170)	241
Income tax	€ (326)	€ (2,581)	€ 10,391